Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefit, net	$ 58,000	$ 55,800
Unrecognized tax benefits which may be realized	31,400
Recognized interest (income) expense	1,600	1,100	$ 1,500
Accrued interest included in accrued and other liabilities	2,500	4,100
Deferred tax assets	33,100
Deferred tax liabilities		20,515
Total foreign net operating losses	682,500
Disallowed interest carryforwards	280,000
Tax credits	1,300
Deferred tax asset valuation allowance	87,619	68,651
Net increase (decrease) in deferred tax asset valuation allowance	19,000	800	62,300
Earnings retained by subsidiaries and equity accounted investments	699,000
Undistributed earnings not permanently reinvested	26,400
Deferred tax liabilities on unremitted earnings of certain subsidiary	1,500	$ 900
Interest Carryforward
Operating Loss Carryforwards [Line Items]
Deferred tax asset valuation allowance	12,700		$ 60,500
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	394,000
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	133,800
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	52,400
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	102,300
Operating loss carryforwards not set to expire	$ 25,400